PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property and equipment
Total	$ 649.1	$ 600.9
Accumulated depreciation	(360.9)	(323.0)
Property and equipment, net	288.2	277.9
Depreciation
Depreciation	41.2	40.8	$ 36.6
Amortization on capitalized software	39.5	32.9	$ 30.7
Unamortized capitalized software costs	87.5	79.2
Computer software and development
Property and equipment
Total	331.9	300.1
Furniture and equipment
Property and equipment
Total	166.4	153.3
Land, buildings and leasehold improvements
Property and equipment
Total	128.1	116.1
Construction in progress
Property and equipment
Total	$ 22.7	$ 31.4